Line of Credit and Notes Payable - Additional Bridge Financing (Details)			1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 02, 2024 USD ($) shares	Nov. 21, 2023 USD ($) D $ / shares	Aug. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Jul. 02, 2024 USD ($) $ / shares	Jun. 24, 2024 USD ($)	Jan. 25, 2024 USD ($)
Line of Credit and Notes Payable
Conversion price (in dollars per share) | $ / shares				$ 2.00	$ 2.00
Loss on extinguishment				$ 740,979	$ 740,979
Additional Bridge Notes
Line of Credit and Notes Payable
Aggregate principal value agreed to be purchased by the Bridge Investor		$ 166,667
Principal balance of promissory note		150,000
Notes purchased on the date of signing of Bridge Letter Agreement		$ 111,111
Notes purchased on the later date								$ 55,556
Annual fixed interest rate (in percentage)		8.00%
Conversion price (in dollars per share) | $ / shares		$ 10.00
Share price trigger to determine reset of conversion price (in dollars per share) | $ / shares		$ 10.00
Threshold percentage of average lowest VWAP of DHAC's common stock to determine reset of conversion price (in percentage)		95.00%
Payments for optional prepayment as percentage of outstanding obligation including guaranteed minimum interest (in percentage)		110.00%
Default interest rate		24.00%
Mandatory default penalty (in percentage)		125.00%
Principal balance of debt	$ 41,417	$ 150,000	$ 41,417
Percentage of average lowest VWAP of common stock considered for determination of Amortization Conversion Price (in percentage)		95.00%
Number of trading days to determine Amortization Conversion Price | D		10
Minimum conversion price to make amortization payment (in dollars per share) | $ / shares		$ 2.00
Total interest expense				41,298	41,422
Fair value				122,000	122,000		$ 466,646
Change in fair value				$ 220,102	$ 289,340
Shares issued in debt settlement or conversion (shares) | shares	14,199		14,199
Percentage discount on VWAP	5.00%		5.00%
Loss on extinguishment	$ 18,928
Equity Purchase Commitment Note
Line of Credit and Notes Payable
Principal amount of debt issuable		$ 500,000				$ 500,000
Conversion price (in dollars per share) | $ / shares		$ 10				$ 10